Award Timing Disclosure	12 Months Ended
Jan. 03, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Annual grants of equity awards to our executive officers, including our NEOs, are generally determined and approved at pre-scheduled Compensation Committee meetings. The grant dates may coincide with these meeting dates or may be such other future date as agreed upon by the Compensation Committee. The Compensation Committee may
sometimes approve the equity award grants to executive officers and other employees in advance of its next scheduled meeting, either at a special meeting or by unanimous written consent, in connection with certain new hires, promotions and other circumstances where the Compensation Committee deems it appropriate to make such grants.
As of March 2024, equity grants made to promoted employees and new hires below the level of Executive Vice
President are approved on a monthly basis by our Equity Award Committee, comprised solely of Dr. Morrissey, acting in his capacity as a director pursuant to authority delegated to him by the Compensation Committee, and the
Compensation Committee established a standard grant date for these promotion and new hire equity awards as the later of (a) the third business day of the next fiscal month following the employee’s hire date or effective date of promotion or (b) the actual date of approval by the Equity Award Committee. Promotion and new hire grants are made from a share pool and within guidelines for each job level, each as previously authorized by the Compensation
Committee. All stock options are granted with an exercise price that is not less than the closing price of our common stock on The Nasdaq Global Select Market on the grant date. We have no plan or practice to time equity grants in coordination with the release of non-public information, and we do not time the release of non-public information to affect the value of executive compensation.

Award Timing Method	Annual grants of equity awards to our executive officers, including our NEOs, are generally determined and approved at pre-scheduled Compensation Committee meetings. The grant dates may coincide with these meeting dates or may be such other future date as agreed upon by the Compensation Committee. The Compensation Committee may
sometimes approve the equity award grants to executive officers and other employees in advance of its next scheduled meeting, either at a special meeting or by unanimous written consent, in connection with certain new hires, promotions and other circumstances where the Compensation Committee deems it appropriate to make such grants.
As of March 2024, equity grants made to promoted employees and new hires below the level of Executive Vice
President are approved on a monthly basis by our Equity Award Committee, comprised solely of Dr. Morrissey, acting in his capacity as a director pursuant to authority delegated to him by the Compensation Committee, and the
Compensation Committee established a standard grant date for these promotion and new hire equity awards as the later of (a) the third business day of the next fiscal month following the employee’s hire date or effective date of promotion or (b) the actual date of approval by the Equity Award Committee. Promotion and new hire grants are made from a share pool and within guidelines for each job level, each as previously authorized by the Compensation
Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We have no plan or practice to time equity grants in
coordination with the release of non-public information, and we do not time the release of non-public information to affect the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false